Borrowings - Operational borrowings (Details) - GBP (£) £ in Millions	Jun. 30, 2019	Dec. 31, 2018
Operational borrowings attributable to shareholder-financed businesses
Borrowings
Borrowings	£ 1,664	£ 892
Operational borrowings attributable to shareholder-financed businesses | Continuing and discontinued operations
Borrowings
Borrowings		998
Operational borrowings attributable to shareholder-financed businesses | UK & Europe Operations (M&G Prudential)
Borrowings
Borrowings		106
Borrowings in respect of short-term fixed income securities programmes
Borrowings
Borrowings	661
Borrowings in respect of short-term fixed income securities programmes | Continuing and discontinued operations
Borrowings
Borrowings		472
Lease liability for operating leases
Borrowings
Borrowings	229
Non-recourse borrowings of consolidated investment fund
Borrowings
Borrowings	545
Non-recourse borrowings of consolidated investment fund | Continuing and discontinued operations
Borrowings
Borrowings		263
Other borrowings
Borrowings
Borrowings	£ 229
Other borrowings | Continuing and discontinued operations
Borrowings
Borrowings		£ 263